UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):           [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kepos Capital LP
Address:   620 Eighth Avenue, 44th Floor
           New York, NY 10018

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Simon Raykher
Title:    Authorized Signatory
Phone:   (212) 588-7444

Signature, Place, and Date of Signing:



/s/ Simon Raykher        New York, NY               February 13, 2013
--------------------
     Simon Raykher

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      24

Form 13F Information Table Value Total:     $189,419
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number     Name

     1                                Kepos Partners LLC


                                                     FORM 13F INFORMATION TABLE

                                                            VALUE     SHARES/   SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS        CUSIP    (x $1000)   PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
--------------             --------------        -----    ---------   -------   --- ----  -------  --------   ----    ------  -----
AMAZON.COM INC                COM                 023135106    1,882       7,500  SH  CALL   OTHER   1      7,500
APPLE INC                     COM                 037833100    1,384       2,600  SH  CALL   OTHER   1      2,600
BANK OF AMERICA CORP          COM                 060505104    1,730     149,000  SH  CALL   OTHER   1    149,000
CATERPILLAR INC DEL           COM                 149123101    2,348      26,200  SH  CALL   OTHER   1     26,200
COMCAST CORP NEW              CL A                20030N101    2,690      72,000  SH  CALL   OTHER   1     72,000
GILEAD SCIENCES INC           COM                 375558103    2,020      27,500  SH  CALL   OTHER   1     27,500
HOME DEPOT INC                COM                 437076102    2,604      42,100  SH  CALL   OTHER   1     42,100
INTEL CORP                    COM                 458140100    2,008      97,400  SH  CALL   OTHER   1     97,400
ISHARES TR                    HIGH YLD CORP       464288513    8,962      96,000  SH         OTHER   1     96,000
ISHARES TR                    IBOXX INV CPBD      464287242    3,896      32,200  SH         OTHER   1     32,200
ISHARES INC                   MSCI BRAZIL         464286400   63,833   1,141,100  SH         OTHER   1  1,141,100
ISHARES INC                   MSCI CHILE INVES    464286640    1,227      19,400  SH         OTHER   1     19,400
ISHARES INC                   MSCI MEX INVEST     464286822   31,851     451,600  SH         OTHER   1    451,600
JPMORGAN CHASE & CO           COM                 46625H100    2,247      51,100  SH  CALL   OTHER   1     51,100
MARKET VECTORS ETF TR         INDONESIA ETF       57060U753    1,297      45,300  SH         OTHER   1     45,300
MARKET VECTORS ETF TR         RUSSIA ETF          57060U506   12,456     416,600  SH         OTHER   1    416,600
MASTERCARD INC                CL A                57636Q104    2,800       5,700  SH  CALL   OTHER   1      5,700
OCCIDENTAL PETE CORP DEL      COM                 674599105    2,398      31,300  SH  CALL   OTHER   1     31,300
QUALCOMM INC                  COM                 747525103    2,122      34,300  SH  CALL   OTHER   1     34,300
SCHLUMBERGER LTD              COM                 806857108    1,989      28,700  SH  CALL   OTHER   1     28,700
US BANCORP DEL                COM NEW             902973304    2,737      85,700  SH  CALL   OTHER   1     85,700
VANGUARD INDEX FDS            REIT ETF            922908553   29,242     444,400  SH         OTHER   1    444,400
VISA INC                      COM CL A            92826C839    2,819      18,600  SH  CALL   OTHER   1     18,600
DISNEY WALT CO                COM DISNEY          254687106    2,878      57,800  SH  CALL   OTHER   1     57,800